Exploration and Evaluation Assets	12 Months Ended
Apr. 30, 2022
Disclosure Of Exploration And Corporate Expenditure [Abstract]
Exploration and Evaluation Assets
9.	Exploration and evaluation assets

a)	American Consolidated Minerals (“AJC”) properties

Toiyabe, U.S.A

The Company has the rights to a 100% undivided interest in the Toiyabe Gold Project (“Toiyabe”), subject to a 3% net smelter revenue royalty (“NSR”), located in Lander County, Nevada, United States of America.

During the year ended April 30, 2021, the Company entered into a binding agreement with WG for the assignment of the Company’s option to acquire a 100 interest in Toiyabe from the optionor. The Company transferred all of its rights and WG assumed all property claim and maintenance payments and all obligations under the current option agreement with the optionor. As consideration for the transfer of the Company’s option to acquire Toiyabe, WG made payments of US$ 150,000 in cash and 4,100,000 common shares in the capital of WG. The WG shares were valued at fair market value at date of issue of $ 0.19 per share (see note 7) and were subject to a contractual escrow period of twelve (12) months following the date of issuance, with 25% being released every three (3) months from closing of the Transaction (75% has been released with an additional 25% released subsequent to April 30, 2022).

9.Exploration and evaluation assets – (cont’d)

The consideration received in cash and shares was valued at $966 and, as a result, the Company recorded a loss on Toiyabe of $1,116, in the Consolidated Statements of Operations and Comprehensive Income (Loss) for the year ending April 30, 2021. During the year ended April 30, 2022, the Company realized a loss of $40 attributable to the disposal of a reclamation bond associated with Toiyabe.

b)	Creston Moly (“Creston”) properties

The Company has acquired the rights to the following exploration properties:

i)El Creston Project, Mexico

The Company acquired a 100% interest in mineral claims known as the El Creston molybdenum property located northeast of Hermosillo, State of Sonora, Mexico, which has completed a Preliminary Economic Assessment on the property based on zones of porphyry-style molybdenum (“Mo”)/copper (“Cu”) mineralization. The mineral concessions are subject to a 3% net profits interest.

During the year ended April 30, 2022, the Company acquired additional claims from Minera Teocuitla SA de CV of Hermosillo, Sonora, Mexico. The Teocuitla claims are located in Opodepe, Sonora, Mexico beside the El Creston claim in the northwest part of the El Creston property.

ii)Ajax Project, Canada

The Company acquired a 100% interest in mineral claims known as the Ajax molybdenum property located in B.C.

9.Exploration and evaluation assets – (cont’d)

iii)	Scottie Claims Royalty, Canada

The Company acquired a 3% NSR in the Scottie gold claims located in B.C. During the year ended April 30, 2022, the Company sold its 3% NSR to Scottie Resources Corp. for $1,600. As the Scottie gold claims had a net book value of $nil, the full amount is shown as a gain on the consolidated statement of operations and comprehensive income (loss) for the year ended April 30, 2022.

	AJC Properties	Creston Properties	AJC X Properties	Total
Acquisition costs:
Balance, April 30, 2020	$36	$2,001	$—	$2,037
Property disposition	(36)	—	—	(36)
Balance, April 30, 2021 and April 30, 2022	$—	$2,001	$—	$2,001
Exploration costs:
Balance, April 30, 2020	$2,008	$1,931	$—	$3,939
Maintenance	38	260	—	298
Property disposition	(2,046)	—	—	(2,046)
Foreign exchange	—	(104)	—	(104)
Balance, April 30, 2021	—	2,087		2,087
Maintenance	—	491	—	491
Drilling costs	—	353	—	353
Foreign exchange	—	89	61	150
Balance, April 30, 2022	$—	$3,020	$61	$3,081
Total Exploration and evaluation assets
Balance, April 30, 2021	$—	$4,088	$—	$4,088
Balance, April 30, 2022	$—	$5,021	$61	$5,082